Provisions	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Provisions
12.	Provisions

Changes in provisions for the years ended December 31, 2016 and 2017 are as follows:

			(In millions of yen)

	Restoration obligations for operating lease properties	Promotional virtual credits reserve	Other	Total
At January 1, 2016	1,213	290	279	1,782
Arising during the year	618	490	198	1,306
Utilized	(339)	(161)	(43)	(543)
Reversal	(237)	(110)	(92)	(439)
Unwinding of discount and changes in the discount rate	1	—	—	1
Exchange differences	(19)	—	(1)	(20)
Other	(3)	—	—	(3)

At December 31, 2016	1,234	509	341	2,084

Arising during the year	1,708	2,945	337	4,990
Utilized	(25)	(2,686)	(211)	(2,922)
Reversal	(16)	(162)	(55)	(233)
Unwinding of discount and changes in the discount rate	0	—	—	0
Increase due to business combinations	85	—	2	87
Exchange differences	44	1	0	45
Other	0	—	—	0

At December 31, 2017	3,030	607	414	4,051

Restoration obligations for operating lease properties

The Group records provisions for restoration obligations related to its operating lease properties as the Group is required to restore these properties upon termination of the operating leases to the state specified in the rental agreements. The reversal in 2016 mainly consisted of a change of 212 million yen in the estimated restoration obligations as the obligation related to the relocation of the Company’s head office was finalized.

Promotional virtual credits

For promotional and marketing purposes, LINE Points and virtual credits are given to end users free of charge. The Group records a provision for the licensing expense payable to the third-party platform partners upon redemption of free promotional virtual credits for virtual items by end users in the future. The reversal is mainly related to the expiration of certain LINE Points and virtual credits that were given to end users free of charge.

Other

Other mainly consisted of a provision for the losses expected to be incurred in relation to the outsourcing contracts for cloud AI platform “Clova” and the rental agreement as a result of the foreclosure of LINE FRIENDS STORE.